Investments - Disclosure of interests in associates (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Interests in Other Entities [Abstract]
Business Combinations	$ 6,322
Group's share of profit (loss) for the period	773
Carrying amount of interest at the end of the period	$ 7,095